UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2018 (Unaudited)

Description	Shares		Value($)
Common Stocks - 97.9%
Automobiles & Components - 1.4%
Dorman Products	22,640	[a,b]	1,833,387
LCI Industries	13,075	[a]	1,215,321
Motorcar Parts of America	5,400	[a,b]	143,316
Stoneridge	97,740	[b]	2,925,358
Thor Industries	58,500	[a]	5,583,240
Visteon	17,515	[a,b]	1,933,481
			13,634,103
Banks - 12.2%
Bancorp	23,300	[b]	233,699
Bank of Hawaii	89,460	[a]	7,436,810
Bank United	39,670		1,538,799
Banner	103,554		6,661,629
BofI Holding	5,700	[b]	212,268
Boston Private Financial Holdings	13,800		199,410
Brookline Bancorp	150,080	[a]	2,723,952
Bryn Mawr Bank	42,610		2,079,368
Camden National	21,980		1,005,365
Centerstate Banks	342,875		10,498,833
City Holding	27,340	[a]	2,216,727
Columbia Banking System	70,505	[a]	2,978,836
Commerce Bancshares	32,903		2,338,087
Community Bank System	32,535	[a]	2,151,540
CustomersBancorp	8,490	[a,b]	209,703
CVB Financial	87,380	[a]	2,101,489
Eagle Bancorp	52,070	[b]	2,803,969
Essent Group	75,890	[b]	3,290,590
First Bancorp	5,175		215,901
First Busey	7,350		235,568
First Financial	31,630		1,627,364
First Financial Bancorp	69,160		2,171,624
First Financial Bankshares	75,180	[a]	4,540,872
First Foundation	10,400	[b]	168,272
Great Southern Bancorp	35,810		2,123,533
Heartland Financial USA	37,100	[a]	2,255,680
Home Street	6,300	[b]	185,535
Huntington Bancshares	90,580		1,468,302
Independent Bank	37,840		3,447,224
Investors Bancorp	13,300		170,240
Lakeland Financial	41,880	[a]	2,063,428

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 97.9% (continued)
Banks - 12.2% (continued)
Ocean First Financial	66,090		1,929,828
Pacific Premier Bancorp	156,372	[b]	6,184,513
Pinnacle Financial Partners	16,422	[a]	1,060,040
Popular	3,300		166,122
Provident Financial Services	70,500		1,778,715
Radian Group	9,700		197,201
Renasant	128,916	[b]	6,019,088
Republic First Bancorp	21,400	[a,b]	166,920
Simmons First National, Cl.A	8,800	[a]	278,080
South State	71,120		5,863,844
Southside Bancshares	60,823	[a]	2,165,299
Stock Yards Bancorp	48,325		1,870,178
TCF Financial	98,850		2,505,847
Texas Capital Bancshares	85,072	[b]	7,562,901
TriCo Bancshares	53,290		2,071,915
Triumph Bancorp	77,199	[a,b]	3,277,098
Union Bankshares	49,770	[a]	2,070,432
WMIH	144,406	[b]	218,053
			116,740,691
Capital Goods - 17.3%
Actuant, Cl.A	56,585	[a]	1,666,428
Albany International ,Cl.A	36,870		2,844,520
Allied Motion Technologies	41,408		2,022,367
American Woodmark	12,601	[a,b]	1,070,455
Apogee Enterprises	5,000	[a]	246,100
Babcock & Wilcox Enterprises	430,919	[b]	603,287
Badger Meter	110,350	[a]	6,063,732
Columbus McKinnon	56,720		2,412,302
Comfort Systems USA	3,700		212,380
Dycom Industries	2,200	[a,b]	184,602
EMCOR Group	27,480		2,201,148
EnerSys	22,295		1,850,262
EnPro Industries	30,180		2,265,613
Esterline Technologies	31,710	[b]	2,725,475
Franklin Electric	146,992		7,187,909
Freight Car America	86,250	[a,b]	1,458,488
GATX	26,780	[a]	2,261,571
Global Brass & Copper Holdings	65,510		2,525,410
Graco	113,250		5,323,882
Granite Construction	41,960	[a]	1,916,733
Great Lakes Dredge and Dock	417,890	[a,b]	2,287,948
Harsco	72,600	[b]	2,050,950
Hexcel	93,293		6,168,533
Hillenbrand	133,238		6,815,124

Description	Shares		Value($)
Common Stocks - 97.9% (continued)
Capital Goods - 17.3% (continued)
Houston Wire & Cable	69,720	[b]	571,704
ITT	66,600		3,936,726
JELD-WEN Holding	134,377	[b]	3,268,049
KBR	112,340		2,356,893
Kennametal	47,865		1,954,807
KEYW Holding	166,130	[a,b]	1,413,766
Lincoln Electric Holdings	35,820		3,372,811
Manitowoc Company	30,912	[a,b]	716,849
Masonite International	38,000	[b]	2,544,100
Mercury Systems	32,890	[a,b]	1,792,834
Milacron Holdings	432,751	[b]	9,174,321
Miller Industries	38,120		1,097,856
Moog, Cl.A	24,260		1,914,357
MRC Global	11,438	[a,b]	235,737
Mueller Industries	66,120		2,113,856
Mueller Water Products, Cl. A	64,730		748,926
NCI Building Systems	15,700	[b]	265,330
Nexeo Solutions	222,390	[b]	2,226,124
Oshkosh	25,790		1,812,005
ProtoLabs	15,510	[b]	2,411,029
RBC Bearings	49,300	[a,b]	7,385,633
Regal Beloit	28,500		2,385,450
Rexnord	250,948	[b]	7,285,020
Simpson Manufacturing	28,720		2,204,834
Site One Landscape Supply	89,856	[a,b]	8,120,287
Spirit Aero Systems Holdings, Cl. A	31,710		2,711,205
Standex International	37,610		4,058,119
Teledyne Technologies	7,640	[b]	1,812,666
TPI Composites	4,700	[a,b]	131,741
TritonI nternational/Bermuda	75,960	[a]	2,869,769
Triumph Group	235,880	[a]	4,906,304
Tutor Perini	116,800	[a,b]	2,376,880
Twin Disc	31,920	[b]	815,556
Valmont Industries	7,600		1,067,040
Wabash National	104,840	[a]	1,912,282
Watsco	28,990	[a]	5,072,960
Welbilt	114,390	[a,b]	2,531,451
			165,940,496
Commercial & Professional Services - 4.6%
AMN Healthcare Services	25,195	[a,b]	1,468,869
ASGN	18,140	[b]	1,679,583
Avis Budget Group	36,500	[b]	1,135,515
Booz Allen Hamilton Holdings	134,654		6,888,899
Casella Waste Systems	8,900	[b]	252,582

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 97.9% (continued)
Commercial & Professional Services - 4.6% (continued)
Clean Harbors	33,000	[b]	2,263,470
Covanta Holding	114,940	[a,b]	2,028,691
Heritage-Crystal Clean	100,830	[b]	2,349,339
Interface	98,620		2,322,501
Kelly Services, Cl. A	26,600		670,586
Kimball International	78,550		1,372,269
Korn/Ferry International	37,195		2,496,900
McGrath Rent Corp	72,340		4,195,720
MSA Safety	70,268		7,103,392
Quad/Graphics	134,160		3,054,823
SPPlus	3,200	[b]	124,480
Stericycle	19,200	[b]	1,184,448
UniFirst	8,800		1,629,760
USEcology	32,017		2,329,237
			44,551,064
Consumer Durables & Apparel - 2.5%
Crocs	43,770	[b]	904,288
CSSIndustries	60,270		836,548
G-III Apparel Group	141,809	[a,b]	6,449,473
LGI Homes	21,020	[a,b]	1,210,752
M.D.C. Holdings	64,632	[a]	2,048,834
M/IHomes	110,630	[b]	2,866,423
Malibu Boats, Cl. A	37,275	[b]	1,797,028
Oxford Industries	2,400	[a]	223,416
Steven Madden	61,870		3,597,740
Tempur Sealy International	22,200	[a,b]	1,229,658
TRIPointeGroup	11,900	[a,b]	172,431
Unifi	76,020	[a,b]	2,418,196
ZAGG	13,300	[a,b]	215,460
			23,970,247
Consumer Services - 1.2%
CheesecakeFactory	149,500	[a]	7,948,915
Red Robin Gourmet Burgers	2,800	[a,b]	115,640
Sea World Entertainment	107,890	[b]	3,163,335
The Stars Group	5,800	[b]	164,720
			11,392,610
Diversified Financials - 3.6%
Artisan Partners Asset Management, Cl.
A	320,499	[a]	10,624,542
Cannae Holdings	108,570	[b]	2,110,601
Cowen Group,Cl.A	12,750	[b]	193,800
Evercore Partners, Cl. A	60,340		6,405,091
First Cash	1,800		146,340
Green Dot, Cl.A	34,185	[b]	2,928,629

Description	Shares		Value($)
Common Stocks - 97.9% (continued)
Diversified Financials - 3.6% (continued)
Houlihan Lokey	101,550		4,775,896
Stifel Financial	134,921		7,538,036
			34,722,935
Energy - 5.1%
Basic Energy Services	10,500	[a,b]	93,030
Callon Petroleum	781,020	[a,b]	8,825,525
Core Laboratories	56,030	[a]	6,418,236
Delek US Holdings	3,500		190,750
Dril-Quip	17,900	[a,b]	942,435
Energen	29,230	[b]	2,266,786
Forum Energy Technologies	62,500	[a,b]	746,875
Halcon Resources	522,920	[a,b]	2,394,974
ION Geophysical	25,224	[b]	452,771
KeaneGroup	138,000	[b]	1,694,640
Laredo Petroleum	161,767	[a,b]	1,341,048
McDermott International	48,707	[a,b]	941,986
Oasis Petroleum	169,615	[a,b]	2,283,018
Oil States International	232,391	[a,b]	7,866,435
Patterson-UTI Energy	37,700		645,801
PDC Energy	14,860	[a,b]	782,973
ProPetro Holding	80,080	[a,b]	1,218,818
QEP Resources	234,020	[b]	2,333,179
Ring Energy	16,800	[a,b]	198,240
Silver Bow Resources	34,180	[b]	1,054,795
SM Energy	94,740		2,850,727
Superior Energy Services	80,300	[b]	722,700
TETRA Technologies	168,290	[a,b]	772,451
Whiting Petroleum	36,140	[b]	1,839,887
			48,878,080
Food & Staples Retailing - .2%
Casey's General Stores	12,290	[a]	1,403,150
United Natural Foods	2,600	[a,b]	92,326
			1,495,476
Food, Beverage & Tobacco - 4.5%
Andersons	58,200		2,377,470
B&G Foods	5,500	[a]	175,725
Calavo Growers	31,185	[a,b]	3,300,932
Darling Ingredients	241,400	[b]	4,774,892
Hain Celestial Group	120,800	[b]	3,450,048
Hostess Brands	438,373	[a,b]	5,155,266
Landec	147,480	[b]	1,983,606
MGP Ingredients	37,990	[a]	2,929,409
National Beverage	63,193	[a,b]	7,446,663
Nomad Foods	109,630	[b]	2,285,785

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 97.9% (continued)
Food, Beverage & Tobacco - 4.5% (continued)
Sanderson Farms	20,050	[a]	2,120,488
Tree House Foods	142,410	[b]	7,419,561
Turning Point Brands	4,400	[a]	148,104
			43,567,949
Health Care Equipment & Services - 4.0%
Acadia Healthcare	49,100	[a,b]	2,039,123
Accuray	258,790	[a,b]	1,035,160
Allscripts Healthcare Solutions	188,560	[b]	2,754,862
Amedisys	13,634	[b]	1,704,386
AtriCure	44,800	[a,b]	1,547,840
Avanos Medical	138,838	[b]	10,010,220
Bio Telemetry	4,200	[a,b]	259,560
CONMED	11,535		927,760
Encompass Health South	27,630		2,254,332
Envision Healthcare	41,500	[b]	1,882,440
Globus Medical, Cl. A	45,040	[b]	2,399,281
Haemonetics	13,105	[b]	1,463,042
LHCGroup	21,880	[b]	2,164,588
Luminex	57,500	[b]	1,622,075
Masimo	12,350	[b]	1,455,942
Molina Healthcare	16,900	[b]	2,332,200
OraSure Technologies	4,300	[b]	68,843
Patterson	30,000		676,500
Teladoc	19,050	[a,b]	1,477,328
Tivity Health	3,000	[a,b]	103,200
			38,178,682
Household & Personal Products - .7%
InterParfums	42,165		2,753,374
WD-40	22,480	[a]	3,989,076
			6,742,450
Insurance - 3.7%
American Financial Group	18,340		2,042,342
AMERISAFE	31,770		2,026,926
Argo Group International Holdings	3,557		226,581
Greenlight Capital Re	9,500	[a,b]	122,075
Horace Mann Educators	136,813		6,334,442
James River Group Holdings	3,800		155,610
Kemper	74,409		6,053,172
MBIA	14,500	[a,b]	148,915
Navigators Group	35,780		2,504,600
Primerica	96,066	[a]	11,744,068
RLI	57,700	[a]	4,441,169
Stewart Information Services	4,900		219,422
			36,019,322

Description	Shares		Value($)
Common Stocks - 97.9% (continued)
Materials - 7.3%
American Vanguard	123,480		2,704,212
Ampco-Pittsburgh	66,000	[b]	498,300
Aptar Group	20,650		2,162,261
Atkore International Group	89,595	[b]	2,453,111
Avery Dennison	48,350		5,085,453
Cleveland-Cliffs	195,030	[a,b]	1,960,051
Compass Minerals International	3,400	[a]	212,670
Crown Holdings	76,600	[a,b]	3,279,246
Ferro	66,295	[b]	1,455,175
Ferroglobe	16,750		138,690
H.B.Fuller	119,750	[a]	6,824,552
Ingevity	93,942	[b]	9,489,081
Kaiser Aluminum	38,187	[a]	4,184,913
KMG Chemicals	33,310		2,580,859
Materion	43,420		2,770,196
Mercer International	145,297		2,571,757
PolyOne	140,200		5,924,852
Rayonier Advanced Materials	134,020	[a]	2,801,018
Scotts Miracle-Gro, Cl. A	84,690	[a]	6,328,037
Silgan Holdings	109,920		2,995,320
Stepan	17,917	[a]	1,598,376
Valvoline	89,110	[a]	1,917,647
			69,935,777
Media - 2.0%
Cinemark Holdings	140,900	[a]	5,258,388
John Wiley & Sons, Cl.A	29,547		1,907,259
Meredith	115,402	[a]	5,960,513
MSG Networks	265,732	[b]	6,457,288
New Media Investment Group	7,341	[a]	116,722
			19,700,170
Pharmaceuticals Biotechnology & Life Sciences - 3.9%
Aerie Pharmaceuticals	35,715	[a,b]	2,191,115
Agios Phamaceuticals	10,470	[a,b]	845,138
Amneal Pharmaceuticals	103,800	[a,b]	2,397,780
Anika Therapeutics	96,494	[b]	3,993,887
Array Bio Pharma	92,165	[a,b]	1,435,009
Care Dx	39,460	[b]	959,273
Charles River Laboratories International	92,486	[b]	11,422,945
Fate Therapeutics	48,890	[a,b]	630,192
Fibro Gen	10,195	[b]	623,424
Fluidigm	256,525	[a,b]	2,031,678
Intersect ENT	21,000	[b]	615,300
Ligand Pharmaceuticals, Cl.B	9,970	[b]	2,589,109
Loxo Oncology	9,195	[a,b]	1,553,771

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 97.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.9%
(continued)
Madrigal Pharmaceuticals	2,885	[b]	690,121
Mallinckrodt	29,900	[b]	1,030,354
Nano String Technologies	77,600	[b]	1,254,792
Neo Genomics	38,740	[b]	536,549
Spectrum Pharmaceuticals	37,800	[a,b]	813,834
SyneosHealth	4,300	[a,b]	214,355
Xencor	28,280	[a,b]	1,181,821
			37,010,447
Real Estate - 4.5%
Columbia Property Trust	9,000	[c]	216,720
CoreCivic	5,500	[c]	142,395
Corporate Office Properties Trust	212,541	[c]	6,542,012
Equity Commonwealth	7,900	[b,c]	253,274
Healthcare Realty Trust	204,486	[c]	6,330,887
HFF, Cl.A	108,000	[a]	4,904,280
Infra REIT	46,000	[a,c]	960,940
Mesa Air Group	20,300	[c]	124,439
MGM Growth Properties, Cl. A	259,890	[a,c]	7,986,420
QTS Realty Trust, Cl. A	36,885	[c]	1,686,751
RE/MAX Holdings, Cl. A	106,850		5,262,362
Retail Opportunity Investments	11,000	[a,c]	217,140
Rexford Industrial Realty	118,935	[c]	3,865,387
RLJ Lodging Trust	9,263	[c]	202,952
Terreno Realty	93,145	[c]	3,577,699
Uniti Group	59,800	[a,c]	1,245,036
			43,518,694
Retailing - 1.6%
American Eagle Outfitters	48,485	[b]	1,258,671
AtHomeGroup	43,605	[b]	1,500,448
Bassett Furniture Industries	25,680	[a]	599,628
Bloomin' Brands	15,000		289,500
Boot Barn Holdings	7,250	[a,b]	216,993
Chico'sFAS	91,200	[a]	831,744
Express	89,970	[a,b]	1,009,463
New York & Co.	66,180	[b]	301,119
NutriSystem	30,635	[a]	1,133,495
Office Depot	349,788		1,171,790
Ollie's Bargain Outlet Holdings	16,355	[a,b]	1,424,521
Party City Holdco	51,400	[a,b]	788,990
SallyBeautyHoldings	283,717	[a,b]	4,369,242
Sportsman's Warehouse Holdings	16,100	[b]	91,931
The Children's Place	1,800		253,350

Description	Shares		Value($)
Common Stocks - 97.9% (continued)
Retailing - 1.6% (continued)
The Michaels Companies	14,850	[a,b]	252,302
			15,493,187
Semiconductors & Semiconductor Equipment - 3.7%
Amkor Technology	436,800	[b]	3,813,264
Brooks Automation	148,260	[a]	5,842,927
Cabot Microelectronics	10,500		1,183,665
CEVA	29,030	[b]	888,318
Cypress Semiconductor	140,965	[a]	2,426,008
Entegris	70,470		2,388,933
Impinj	28,200	[a,b]	605,736
Integrated Device Technology	43,495	[b]	1,848,103
Kulicke & Soffa Industries	112,220		2,894,154
MACOM Technology Solutions Holdings	92,555	[a,b]	2,133,393
Mellanox Technologies	41,990	[a,b]	3,493,568
Rambus	143,580	[b]	1,754,548
Semtech	19,165	[b]	1,145,109
Silicon Laboratories	27,530	[a,b]	2,697,940
Veeco Instruments	107,000	[a,b]	1,284,000
Versum Materials	32,210		1,281,636
			35,681,302
Software & Services - 6.0%
8x8	54,410	[b]	1,235,107
ACI Worldwide	8,600	[b]	244,326
Acxiom	56,800	[b]	2,595,192
American Software, Cl. A	173,300		3,115,934
Bottomline Technologies	43,610	[b]	2,876,952
Box, Cl.A	76,440	[b]	1,877,366
CACI International ,Cl.A	1,200	[b]	234,000
Cass Information Systems	70,019		5,008,459
Cloudera	39,400	[b]	591,394
Conduent	107,200	[a,b]	2,484,896
Core Logic	59,130	[b]	3,006,169
Coupa Software	32,285	[a,b]	2,315,157
Euronet Worldwide	17,485	[a,b]	1,710,033
Everbridge	49,430	[a,b]	2,976,180
Fire Eye	133,800	[a,b]	2,221,080
Hub Spot	13,445	[b]	1,932,046
Imperva	2,500	[b]	117,875
Interxion Holding	45,985	[b]	3,031,791
Jack Henry & Associates	33,870		5,366,363
Net 1 UEPS Technologies	14,700	[b]	106,428
Nuance Communications	191,250	[a,b]	3,121,200
OneSpan	53,900	[b]	1,010,625
Quotient Technology	122,300	[a,b]	1,828,385

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value($)
Common Stocks - 97.9% (continued)
Software & Services - 6.0% (continued)
Sea Change International	139,120	[b]	229,548
TiVo	138,729		1,893,651
Trade Desk, Cl. A	9,185	[a,b]	1,303,168
Unisys	73,500	[a,b]	1,367,100
Verint Systems	88,568	[b]	4,299,984
			58,100,409
Technology Hardware & Equipment - 4.5%
Belden	93,247	[a]	6,780,922
Ciena	204,230	[a,b]	6,449,583
Diebold	109,200	[a]	518,700
Electronics For Imaging	135,610	[a,b]	4,717,872
Finisar	11,400	[a,b]	232,560
II-VI	20,830	[a,b]	1,036,293
Infinera	227,920	[b]	2,039,884
Itron	28,530	[b]	1,894,392
Kimball Electronics	50,970	[b]	1,009,206
Littelfuse	20,073		4,487,520
Maxwell Technologies	110,900	[a,b]	395,913
Methode Electronics	4,900		194,285
Mitel Networks	76,200	[a,b]	838,200
NCR	63,650	[a,b]	1,808,297
Novanta	18,905	[b]	1,448,123
OSISystems	19,610	[b]	1,527,423
Quantum	40,503	[b]	81,816
Ribbon Communications	129,300	[b]	894,756
Viavi Solutions	155,400	[b]	1,740,480
Vishay Intertechnology	205,410		4,888,758
			42,984,983
Telecommunication Services - .7%
Arris International	195,480	[b]	5,064,887
VonageHoldings	122,045	[a,b]	1,730,598
			6,795,485
Transportation - 1.5%
Air Transport Services Group	11,200	[b]	227,920
Danaos	117,501	[b]	193,877
Forward Air	25,875		1,662,728
Hertz Global Holdings	76,400	[b]	1,345,404
Hub Group, Cl.A	42,720	[b]	2,257,752
Landstar System	44,540		5,157,732
Ryder System	24,670		1,895,643
Saia	15,620	[b]	1,237,885
YRC Worldwide	16,200	[a,b]	155,034
			14,133,975

Description		Shares		Value($)
Common Stocks - 97.9% (continued)
Utilities - 1.2%
ALLETE		53,750		4,035,550
American States Water		34,650	[a]	2,093,899
Atlantic Power		416,300	[a,b]	915,860
Black Hills		20,375	[a]	1,199,069
North Western		1,900		113,924
Ormat Technologies		31,950	[a]	1,682,168
Portland General Electric		6,000		278,400
Vistra Energy		70,494	[b]	1,659,429
				11,978,299
Total Common Stocks (cost $724,759,726)				941,166,833

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Russell 2000 ETF
(cost $1,638,127)		9,898	[a]	1,712,552

Preferred Stocks - .1%
Consumer Services - .0%
Textainer Group Holdings		9,900	[a,b]	149,490
Utilities - .1%
Vistra Energy		8,100		769,743
Total Preferred Stocks (cost $993,349)				919,233
	7-Day
	Yield (%)
Investment of Cash Collateral for Securities Loaned - 4.5%
Registered Investment Companies - 4.5%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $43,018,418)	1.88	43,018,418	[d]	43,018,418
Total Investments (cost $770,409,620)		102.7%		986,817,036
Liabilities, Less Cash and Receivables		(2.7%)		(26,219,543)
Net Assets		100.0%		960,597,493

ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At August 31, 2018, the value of the fund’s securities on loan was $243,927,962 and the value of the collateral held by the fund was $247,876,568, consisting of cash collateral of $43,018,418 and U.S. Government & Agency securities valued at $204,858,150.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	941,166,833	-	-	941,166,833
Equity Securities—
Domestic Preferred
Stocks†	919,233	-	-	919,233
Exchange-Traded
Funds	1,712,552	-	-	1,712,552
Registered Investment
Company	43,018,418	-	-	43,018,418

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2018, accumulated net unrealized appreciation on investments was $216,407,416, consisting of $238,545,170 gross unrealized appreciation and $22,137,754 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2018 (Unaudited)

Description	Shares		Value($)
Common Stocks - 97.7%
Capital Goods - 8.9%
Donaldson	114,900	[a]	5,813,940
Fastenal	214,200	[a]	12,500,712
Flowserve	210,500	[a]	10,971,260
Hexcel	161,200		10,658,544
Toro	184,800		11,233,992
			51,178,448
Commercial & Professional Services - .9%
Healthcare Services Group	129,000	[a]	5,316,090
Consumer Durables & Apparel - 2.4%
NIKE, Cl.B	165,100		13,571,220
Consumer Services - 3.7%
McDonald's	65,700		10,658,511
Starbucks	197,100		10,534,995
			21,193,506
Energy - 6.8%
EOG Resources	96,020		11,352,444
Occidental Petroleum	150,300		12,004,461
Pioneer Natural Resources	28,700		5,013,890
Schlumberger	170,650		10,778,254
			39,149,049
Health Care Equipment & Services - 13.0%
Cerner	166,200	[b]	10,821,282
EdwardsLifesciences	95,200	[b]	13,731,648
HenrySchein	154,600	[a,b]	12,009,328
IntuitiveSurgical	27,100	[b]	15,176,000
ResMed	107,100		11,932,011
Stryker	63,200		10,707,976
			74,378,245
Household & Personal Products - 3.8%
Colgate-Palmolive	175,700		11,668,237
Estee Lauder, Cl.A	71,200		9,976,544
			21,644,781
Materials - 6.3%
Ecolab	88,100		13,257,288
FMC	130,500		11,151,225
Praxair	73,600		11,642,784
			36,051,297
Media - 1.9%
Walt Disney	97,200		10,888,344

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value($)
Common Stocks - 97.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 10.1%
Biogen		37,300	[b]	13,185,177
Eli Lilly & Co.		66,800		7,057,420
Gilead Sciences		141,500		10,715,795
Johnson & Johnson		76,300		10,276,847
Mettler-Toledo International		12,100	[b]	7,071,966
Waters		52,200	[b]	9,890,856
				58,198,061
Retailing - 5.1%
O'Reilly Automotive		38,500	[b]	12,913,670
The TJX Companies		151,200		16,627,464
				29,541,134
Software & Services - 23.3%
Adobe Systems		58,700	[b]	15,468,037
Alphabet, Cl. C		9,906	[b]	12,067,391
Automatic Data Processing		94,900	[b]	13,926,575
Cognizant Technology Solutions,Cl.A		141,200		11,074,316
Jack Henry & Associates		90,400		14,322,976
Manhattan Associates		247,500	[b]	14,352,525
Mastercard, Cl. A		62,000		13,364,720
Microsoft		131,500		14,771,395
Oracle		257,000		12,485,060
Paychex		159,000		11,646,750
				133,479,745
Technology Hardware & Equipment - 9.3%
Amphenol, Cl.A		125,500	[b]	11,869,790
Cisco Systems		273,100		13,045,987
Cognex		202,000	[a]	10,867,600
IPG Photonics		43,900	[b]	7,703,572
Te Connectivity		110,300		10,112,304
				53,599,253
Transportation - 2.2%
Expeditors International of Washington		173,300		12,699,424
Total Common Stocks (cost $326,030,673)				560,888,597
	7-Day
	Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred
government plus money market fund
(cost $12,629,394)	1.91	12,629,394	[c]	12,629,394

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred
Government Money Market Fund,
InstitutionalShares
(cost $2,163,634)	1.88	2,163,634 [c]	2,163,634
Total Investments (cost $340,823,701)		100.3%	575,681,625
Liabilities, Less Cash and Receivables		(.3%)	(1,733,799)
Net Assets		100.0%	573,947,826

[a]

Security, or portion thereof, on loan. At August 31, 2018, the value of the fund’s securities on loan was $42,804,304 and the value of the collateral held by the fund was $43,599,344, consisting of cash collateral of $2,163,634 and U.S. Government & Agency securities valued at $41,435,710.

[b]	Non-income producing security.
[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

	Level1-	Level2-Other	Level3-Significant
	UnadjustedQuoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
InvestmentsinSecurities:
EquitySecurities—
DomesticCommon
Stocks†	560,888,597	-	-	560,888,597
Registered Investment
Companies	14,793,028	-	-	14,793,028

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2018, accumulated net unrealized appreciation on investments was $234,857,924, consisting of $241,956,155 gross unrealized appreciation and $7,098,231 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2018 (Unaudited)

Description	Shares	Value($)
Common Stocks - 99.0%
Australia - 2.6%
CSL	205,500	33,581,404
Canada - 1.0%
Alimentation Couche Tard, Cl. B	258,900	12,395,457
China - 2.1%
CNOOC	15,260,000	26,986,310
Denmark - 1.9%
Novo Nordisk, Cl.B	491,500	24,088,260
Finland - 1.0%
Kone, Cl.B	235,400	12,708,418
France - 6.1%
Essilor International	186,700	26,937,305
L'Oreal	102,400	24,568,527
LVMH Moet Hennessy Louis Vuitton	76,800	26,908,599
		78,414,431
Hong Kong - 4.8%
AIA Group	3,621,800	31,240,116
CLP Holdings	1,301,000	15,291,257
Hong Kong & China Gas	7,356,787	15,147,084
		61,678,457
Japan - 7.5%
Denso	338,700	16,323,810
FANUC	96,300	18,872,581
Keyence	63,214	35,780,114
Shin-Etsu Chemical	276,900	25,980,402
		96,956,907
Spain - 1.9%
Inditex	801,500	24,235,386
Switzerland - 7.7%
Nestle	295,000	24,768,739
Novartis	305,500	25,335,146
Roche Holding	107,500	26,707,248
SGS	8,700	22,915,760
		99,726,893
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing,
ADR	692,000	30,171,200
United Kingdom - 5.6%
Compass Group	1,127,884	24,251,337
Experian	986,500	24,555,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value($)
Common Stocks - 99.0% (continued)
United Kingdom - 5.6% (continued)
Reckitt Benckiser Group		271,700		23,103,780
				71,910,917
United States - 54.5%
Adobe Systems		136,500	[a]	35,969,115
Alphabet, Cl. C		26,297	[a]	32,034,743
Amphenol, Cl.A		277,500		26,245,950
Automatic Data Processing		174,900		25,666,575
Cerner		419,400	[a]	27,307,134
Cisco Systems		578,400		27,630,168
Cognizant Technology Solutions,Cl.A		371,700		29,152,431
Colgate-Palmolive		358,100		23,781,421
Edwards Lifesciences		172,500	[a]	24,881,400
EOG Resources		292,500		34,582,275
Fastenal		381,900		22,287,684
Gilead Sciences		262,000		19,841,260
Intuitive Surgical		59,900	[a]	33,544,000
Johnson & Johnson		186,200		25,079,278
MasterCard, Cl. A		173,600		37,421,216
Microsoft		258,000		28,981,140
NIKE, Cl.B		374,900		30,816,780
Oracle		545,400		26,495,532
Praxair		162,900		25,769,151
Schlumberger		351,600		22,207,056
Starbucks		468,116		25,020,800
Stryker		164,600		27,888,178
The TJX Companies		338,400		37,213,848
Walt Disney		240,500		26,940,810
Waters		126,900	[a]	24,045,012
				700,802,957
Total Common Stocks (cost$677,253,650)				1,273,656,997
	7-Day
	Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost$28,199,077)	1.91	28,199,077	[b]	28,199,077
Total Investments (cost$705,452,727)		101.2%		1,301,856,074
Liabilities, Less Cash and Receivables		(1.2%)		(15,644,898)
Net Assets		100.0%		1,286,211,176

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

			Level3-
	Level1-	Level2-Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
InvestmentsinSecurities:
EquitySecurities-Domestic
Common Stocks	1,243,485,797	-	-	1,243,485,797
EquitySecurities-Foreign
Common Stocks	30,171,200	-	-	30,171,200
Registered Investment Company	28,199,077	-	-	28,199,077

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2018, accumulated net unrealized appreciation on investments was $596,406,347, consisting of $607,390,490 gross unrealized appreciation and $10,987,143 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2018 (Unaudited)

Description	Shares	Value($)
Common Stocks - 96.8%
Australia - 3.8%
Cochlear	431,100	66,883,358
CSL	533,400	87,164,579
		154,047,937
Canada - 1.9%
Alimentation Couche Tard, Cl. B	1,629,700	78,025,790
China - 2.4%
CNOOC	54,274,000	95,980,012
Denmark - 6.8%
Coloplast, Cl.B	815,800	87,319,130
Novo Nordisk, Cl.B	1,920,600	94,128,001
Novozymes, Cl.B	1,719,212	94,229,800
		275,676,931
Finland - 2.4%
Kone, Cl.B	1,783,900	96,306,486
France - 12.0%
Air Liquide	809,200	101,911,761
Dassault Systemes	315,677	51,152,522
Essilor International	578,500	83,466,689
L'Oreal	321,700	77,184,524
LVMH Moet Hennessy Louis Vuitton	244,781	85,764,503
Total	1,456,392	91,067,613
		490,547,612
Germany - 5.5%
adidas	471,500	117,613,400
SAP	902,200	108,513,833
		226,127,233
Hong Kong - 7.8%
AIA Group	13,613,400	117,423,434
CLP Holdings	6,249,000	73,447,396
Hang Lung Properties	25,615,000	50,585,443
Hong Kong & China Gas	36,135,321	74,399,973
		315,856,246
Japan - 22.7%
Daito Trust Construction	636,500	95,380,479
Denso	1,474,600	71,069,058
FANUC	409,400	80,232,967
Kao	1,221,000	94,781,073
Keyence	213,640	120,923,586
Makita	950,900	43,133,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value($)
Common Stocks - 96.8% (continued)
Japan - 22.7% (continued)
MISUMI Group	1,457,700	37,574,051
Murata Manufacturing	497,600	85,918,963
Shimano	479,200	73,922,131
Shin-Etsu Chemical	850,400	79,789,578
SMC	264,200	87,908,145
Sysmex	620,900	53,869,823
		924,503,109
Netherlands - 1.4%
ASML Holding	285,400	58,185,677
Spain - 2.3%
Inditex	3,054,100	92,348,463
Switzerland - 11.8%
Givaudan	35,300	85,878,153
Kuehne + Nagel International	489,100	78,972,556
Nestle	879,000	73,802,445
Novartis	996,500	82,639,845
Roche Holding	353,450	87,810,947
SGS	26,500	69,800,877
		478,904,823
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing,
ADR	2,400,400	104,657,440
United Kingdom - 13.4%
Compass Group	4,908,446	105,539,557
Diageo	2,301,600	80,401,437
Experian	3,928,700	97,792,572
Intertek Group	568,500	37,839,214
Reckitt Benckiser Group	895,900	76,182,100
Smith & Nephew	4,500,000	79,196,889
Whitbread	1,153,800	68,748,991
		545,700,760
Total Common Stocks (cost$2,727,748,511)		3,936,868,519

	7-Day
	Yield (%)
Investment Companies - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $113,611,943)	1.91	113,611,943	[a]	113,611,943
Total Investments (cost $2,841,360,454)	99.6%			4,050,480,462
Cash and Receivables (Net)	.4%			17,900,010
Net Assets	100.0%			4,068,380,472

ADR—American Depository Receipt

[a] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

			Level3-
	Level1-	Level2-Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
InvestmentsinSecurities:
EquitySecurities-Foreign
Common Stocks	3,936,868,519	-	-	3,936,868,519
Registered Investment Company	113,611,943	-	-	113,611,943

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2018, accumulated net unrealized appreciation on investments was $1,209,120,008, consisting of $1,247,528,419 gross unrealized appreciation and $38,408,411 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)